Post-employment Benefits	12 Months Ended
Dec. 31, 2019
Post-employment Benefits
Post-employment Benefits

16.Post-employment Benefits

Certain companies in the Group have collective bargaining contracts which include defined benefit pension plans and other retirement benefits for substantially all of their employees. Additionally, the Group has defined benefit pension plans for certain eligible executives and employees. All pension benefits are based on salary and years of service rendered.

Under the provisions of the Mexican Labor Law, seniority premiums are payable based on salary and years of service to employees who resign or are terminated prior to reaching retirement age. Some companies in the Group have seniority premium benefits which are greater than the legal requirement. After retirement age employees are no longer eligible for seniority premiums.

Post-employment benefits are actuarially determined by using nominal assumptions and attributing the present value of all future expected benefits proportionately over each year from date of hire to age 65.

The Group used actuarial assumptions to determine the present value of defined benefit obligations, as follows:

	2019	2018
Discount rate	7.0%	8.4%
Salary scale	5.0%	5.2%
Inflation rate	3.5%	3.7%

Had the discount rate of 7.02% used by the Group in 2019 been decreased by 50 basis points, the impact on defined benefit obligation would have been an increase to Ps.3,037,398 as of December 31, 2019.

Had the discount rate of 8.37% used by the Group in 2018 been decreased by 50 basis points, the impact on defined benefit obligation would have been an increase to Ps.2,601,278 as of December 31, 2018.

The reconciliation between defined benefit obligations and post-employment benefit liability (asset) in the consolidated statements of financial position as of December 31, 2019 and 2018, is presented as follows:

			Seniority
	Pensions		Premiums		2019
Vested benefit obligations	Ps.	449,752	Ps.	338,962	Ps.	788,714
Unvested benefit obligations		1,890,108		168,786		2,058,894
Defined benefit obligations		2,339,860		507,748		2,847,608
Fair value of plan assets		1,051,076		328,420		1,379,496
Underfunded status of the plan assets	Ps.	1,288,784	Ps.	179,328	Ps.	1,468,112
Post-employment benefit liability	Ps.	1,288,784	Ps.	179,328	Ps.	1,468,112

			Seniority
	Pensions		Premiums		2018
Vested benefit obligations	Ps.	312,454	Ps.	305,475	Ps.	617,929
Unvested benefit obligations		1,721,772		137,826		1,859,598
Defined benefit obligations		2,034,226		443,301		2,477,527
Fair value of plan assets		1,108,176		406,854		1,515,030
Underfunded status of the plan assets	Ps.	926,050	Ps.	36,447	Ps.	962,497
Post-employment benefit liability	Ps.	926,050	Ps.	36,447	Ps.	962,497

The components of net periodic pensions and seniority premiums cost for the years ended December 31, consisted of the following:

	2019		2018
Service cost	Ps.	131,662	Ps.	129,707
Interest cost		193,344		170,653
Prior service cost for plan amendments		46,846		(8,613)
Interest on plan assets		(112,788)		(120,591)
Net periodic cost	Ps.	259,064	Ps.	171,156

The Group’s defined benefit obligations, plan assets, funded status and balances in the consolidated statements of financial position as of December 31, 2019 and 2018, associated with post-employment benefits, are presented as follows:

			Seniority
	Pensions		Premiums		2019		2018
Defined benefit obligations:
Beginning of year	Ps.	2,034,226	Ps.	443,301	Ps.	2,477,527	Ps.	2,419,153
Service cost		81,483		50,179		131,662		129,707
Interest cost		158,065		35,279		193,344		170,653
Benefits paid		(136,962)		(78,512)		(215,474)		(183,496)
Remeasurement of post-employment benefit obligations		165,775		47,928		213,703		(49,877)
Past service cost		37,273		9,573		46,846		(8,613)
End of year		2,339,860		507,748		2,847,608		2,477,527

Fair value of plan assets:
Beginning of year		1,108,176		406,854		1,515,030		1,703,058
Return on plan assets		82,002		30,786		112,788		120,591
Remeasurement on plan assets		(17,227)		(16,162)		(33,389)		(146,963)
Benefits paid		(121,875)		(93,058)		(214,933)		(161,656)
End of year		1,051,076		328,420		1,379,496		1,515,030
Unfunded status of the plan assets	Ps.	1,288,784	Ps.	179,328	Ps.	1,468,112	Ps.	962,497

The changes in the net post-employment liability (asset) in the consolidated statements of financial position as of December 31, 2019 and 2018, are as follows:

			Seniority
	Pensions		Premiums		2019		2018

Beginning of net post-employment liability (asset)	Ps.	926,050	Ps.	36,447	Ps.	962,497	Ps.	716,095
Net periodic cost		194,819		64,245		259,064		171,156
Remeasurement of post-employment benefits		183,002		64,090		247,092		97,086
Benefits paid		(15,087)		14,546		(541)		(21,840)
Ending net post-employment liability	Ps.	1,288,784	Ps.	179,328	Ps.	1,468,112	Ps.	962,497

The post-employment benefits as of December 31, 2019 and 2018 and remeasurements adjustments for the years ended December 31, 2019 and 2018, are summarized as follows:

	2019		2018
Pensions:
Defined benefit obligations	Ps.	2,339,860	Ps.	2,034,226
Plan assets		1,051,076		1,108,176
Unfunded status of plans		1,288,784		926,050
Remeasurements adjustments (1)		183,002		70,861

Seniority premiums:
Defined benefit obligations	Ps.	507,748	Ps.	443,301
Plan assets		328,420		406,854
Unfunded status of plans		179,328		36,447
Remeasurements adjustments (1)		64,090		26,225
(1)	On defined benefit obligations and plan assets.

Pensions and Seniority Premiums Plan Assets

The plan assets are invested according to specific investment guidelines determined by the technical committees of the pension plan and seniority premiums trusts and in accordance with actuarial computations of funding requirements. These investment guidelines require a minimum investment of 30% of the plan assets in fixed rate instruments, or mutual funds comprised of fixed rate instruments. The plan assets that are invested in mutual funds are all rated “AA” or “AAA” by at least one of the main rating agencies. These mutual funds vary in liquidity characteristics ranging from one day to one month. The investment goals of the plan assets are to preserve principal, diversify the portfolio, maintain a high degree of liquidity and credit quality, and deliver competitive returns subject to prevailing market conditions. Currently, the plan assets do not engage in the use of financial derivative instruments. The Group’s target allocation in the foreseeable future is to maintain approximately 20% in equity securities and 80% in fixed rate instruments.

The weighted average asset allocation by asset category as of December 31, 2019 and 2018, was as follows:

	2019	2018
Equity securities (1)	28.6%	29.1%
Fixed rate instruments	71.4%	70.9%
Total	100.0%	100.0%
(1)	Included within plan assets at December 31, 2019 and 2018, are shares of the Company held by the trust with a fair value of Ps.136,963 and Ps.152,367, respectively.

The weighted average expected long-term rate of return of plan assets of 7.02% and 8.37% were used in determining net periodic pension cost in 2019 and 2018, respectively. The rate used reflected an estimate of long-term future returns for the plan assets. This estimate was primarily a function of the asset classes (equities versus fixed income) in which the plan assets were invested and the analysis of past performance of these asset classes over a long period of time.

This analysis included expected long-term inflation and the risk premiums associated with equity investments and fixed income investments.

The following table summarizes the Group’s plan assets measured at fair value on a recurring basis as of December 31, 2019 and 2018:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2019		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	136,963	Ps.	136,963	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		218,269		218,269		—		—
Money market securities (3)		766,181		766,181		—		—
Other equity securities		258,083		258,083		—		—
Total investment assets	Ps.	1,379,496	Ps.	1,379,496	Ps.	—	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2018		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	152,367	Ps.	152,367	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		208,565		208,565		—		—
Money market securities (3)		880,808		880,808		—		—
Other equity securities		273,290		273,290		—		—
Total investment assets	Ps.	1,515,030	Ps.	1,515,030	Ps.	—	Ps.	—
(1)	Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. All common stock included in this line item relate to the Company’s CPOs.
(2)	Mutual funds consist of fixed rate instruments. These are valued at the net asset value provided by the administrator of the fund.
(3)	Money market securities consist of government debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes.

The Group did not make contributions to its plan assets in 2019 and 2018, and does not expect to make significant contributions to its plan assets in 2020.

The weighted average durations of the defined benefit plans as of December 31, 2019 and 2018, were as follows:

	2019		2018
Seniority Premiums	8.2	years	8.4	years
Pensions	7.0	years	8.0	years